Quarterly Report
January 31, 2021
MFS®  Income Fund
MFO-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.3%
Aerospace – 1.2%
L3Harris Technologies, Inc., 4.4%, 6/15/2028	$2,157,000	$2,552,766
Moog, Inc., 4.25%, 12/15/2027 (n)	2,000,000	2,075,000
TransDigm, Inc., 6.375%, 6/15/2026	900,000	929,250
		$5,557,016
Asset-Backed & Securitized – 21.5%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.224% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$1,217,179
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.868% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	850,203
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,735,650
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.276% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,744,350
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.626% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,496,587
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.576% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,757,173
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.777% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,677,130
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.474% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,729,700
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.826% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,741,302
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	355,716	354,836
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,300,000	1,278,314
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.477% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	1,720,000	1,702,729
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.427% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,735,000	1,713,233
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	554,409
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	131,939	137,731
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,482,425
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	632,156	641,604
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	793,943
Cent CLO LP, 2015-24A, “A2R”, FLR, 1.891% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	2,045,000	2,043,155
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,290,007
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,000,000	2,226,678
CLNC Ltd., 2019-FL1, “C”, FLR, 2.53% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,729,126
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	1,007,362
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	2,024,946
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	662,859	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,477,773
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	90,877	91,122
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	897,446
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	297,070
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 3.491% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	1,250,000	1,246,752
Flagship CLO, 2014-8A, “BRR”, FLR, 1.623% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,578,052	1,581,599
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,720,777
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.901% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,177,455
GS Mortgage Securities Trust, 2019-GC42, “A4”, 3.001%, 9/01/2052	3,555,000	3,927,094
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	1,738,278	1,920,065
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,006,511	1,106,797
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.877% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	1,300,000	1,293,500
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.379% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	870,705
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.979% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,346,953	1,346,952
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	871,727
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.676% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,288,525
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.676% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,730,757
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.077% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,416,571	1,398,922
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.576% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,265,180
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 2.373% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	502,098
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,251,677
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.48% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	1,741,000	1,719,328
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.877% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,264,569
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,183,964
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	1,048,304	1,044,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	$1,750,000	$1,749,760
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	800,000	801,028
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,498,144
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	861,037
Parallel Ltd., 2015-1A, “DR”, FLR, 2.774% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,720,360
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.274% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,497,630
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	503,085	514,804
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.873% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	985,442
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	3,413,728
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,200,413
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,399,331
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	424,622	426,282
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,867,986
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,954,149
Wells Fargo Commercial Mortgage Trust, 2017-RB1, 3.635%, 3/15/2050	1,500,000	1,700,645
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,753,747
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,255,810
West CLO Ltd., 2014-1A, “CR”, FLR, 3.223% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,739,985
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,352,694
		$96,098,773
Automotive – 1.5%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$2,000,000	$1,996,250
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,968,404
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,490,000	1,564,649
		$6,529,303
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$1,027,708
iHeartCommunications, Inc., 8.375%, 5/01/2027	1,000,000	1,066,620
RELX Capital, Inc., 3%, 5/22/2030	674,000	734,561
		$2,828,889
Brokerage & Asset Managers – 2.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,321,634
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	899,000	919,030
Intercontinental Exchange, Inc., 3%, 9/15/2060	979,000	986,241
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,000,000	2,087,500
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,300,550
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,046,000	2,298,832
		$9,913,787
Building – 1.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$1,168,960
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	1,209,293
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,000,000	1,975,000
		$4,353,253
Business Services – 1.4%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$1,154,781
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,100,000	2,147,250
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	1,305,000	1,455,622
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	1,427,000	1,422,413
		$6,180,066
Cable TV – 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$2,300,000	$2,422,176
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,800,000	1,898,460
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	2,000,000	2,180,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	$1,800,000	$1,904,400
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,451,396
		$9,857,072
Chemicals – 0.4%
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	$2,000,000	$2,013,650
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$1,669,483
Computer Software - Systems – 0.7%
Apple, Inc., 2.55%, 8/20/2060	$1,104,000	$1,053,047
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,965,000	2,083,313
		$3,136,360
Conglomerates – 1.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,000,000	$1,055,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	900,000	940,500
EnerSys, 4.375%, 12/15/2027 (n)	1,800,000	1,915,290
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,575,000
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	3,000,269
		$8,486,059
Construction – 0.6%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,500,000	$1,578,750
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,000,000	1,025,000
		$2,603,750
Consumer Products – 0.2%
Mattel, Inc., 6.75%, 12/31/2025 (n)	$1,000,000	$1,050,300
Consumer Services – 2.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,167,000	$2,458,472
Expedia Group, Inc., 3.25%, 2/15/2030	1,950,000	1,991,755
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,899,000
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	1,064,262
MercadoLibre, Inc., 2.375%, 1/14/2026	852,000	858,390
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	307,000	258,241
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	889,000	586,367
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	307,000	179,657
		$9,296,144
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$1,500,000	$1,555,275
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$2,224,000	$2,500,513
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$1,967,000	$2,144,821
Broadcom, Inc., 4.3%, 11/15/2032	1,442,000	1,663,191
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,900,000	2,104,250
		$5,912,262
Emerging Market Quasi-Sovereign – 0.5%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	$887,000	$912,501
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)	1,122,000	1,122,115
		$2,034,616

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 3.2%
Dominican Republic, 4.5%, 1/30/2030 (n)		$1,018,000	$1,064,319
Dominican Republic, 4.875%, 9/23/2032 (n)		1,301,000	1,387,516
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		1,864,000	2,101,660
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,058,000	1,065,681
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	821,215
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	797,000	993,072
Republic of Indonesia, 6.5%, 2/15/2031	IDR	15,200,000,000	1,103,544
Republic of Kenya, 8%, 5/22/2032		$1,516,000	1,748,964
Republic of Panama, 3.75%, 4/17/2026		1,778,000	1,944,065
Republic of South Africa, 8%, 1/31/2030	ZAR	15,926,000	1,005,002
Republic of Turkey, 5.875%, 6/26/2031		$891,000	907,537
			$14,142,575
Energy - Independent – 0.5%
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		$1,834,000	$2,084,855
Energy - Integrated – 0.7%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$1,456,269
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,578,314
			$3,034,583
Entertainment – 0.3%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		$1,500,000	$1,515,450
Financial Institutions – 2.6%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$1,328,000	$1,570,782
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		2,285,000	2,450,312
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,404,924
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		1,823,000	1,781,143
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,865,250	1,669,399
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,687,764
			$11,564,324
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$1,045,644
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	1,221,434
Camposol S.A., 6%, 2/03/2027 (n)		824,000	864,994
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		700,000	744,142
Constellation Brands, Inc., 3.75%, 5/01/2050		652,000	738,118
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		1,800,000	2,043,000
			$6,657,332
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$2,062,000	$2,238,198
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		400,000	435,320
Marriott International, Inc., 5.75%, 5/01/2025		439,000	509,164
Marriott International, Inc., 4.625%, 6/15/2030		561,000	640,749
			$3,823,431
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$2,170,000	$2,347,045
Aon Corp., 4.5%, 12/15/2028		2,224,000	2,671,309
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		2,201,000	2,465,733
Hub International Ltd., 7%, 5/01/2026 (n)		1,000,000	1,037,610
			$8,521,697

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$1,181,881
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,174,067
		$2,355,948
Major Banks – 4.8%
Bank of America Corp., 3.248%, 10/21/2027	$4,264,000	$4,723,852
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	680,579
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,971,018
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,510,312
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	336,869
JPMorgan Chase & Co., 3.125%, 1/23/2025	1,397,000	1,519,950
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	726,000	775,843
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	2,198,000	2,570,466
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	251,000	266,201
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	1,508,000	1,611,869
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,451,805
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	2,043,000	2,242,994
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	801,000	833,729
		$21,495,487
Medical & Health Technology & Services – 2.8%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,335,000	$1,458,354
Alcon, Inc., 2.6%, 5/27/2030 (n)	318,000	335,330
BayCare Health System, Inc., 3.831%, 11/15/2050	497,000	608,445
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	1,730,000	1,489,200
Cigna Corp., 3.2%, 3/15/2040	2,221,000	2,375,998
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,964,795
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	1,768,000	1,717,395
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,702,813
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	687,354
		$12,339,684
Medical Equipment – 0.4%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,741,342
Metals & Mining – 0.7%
Newmont Corp., 2.25%, 10/01/2030	$2,219,000	$2,277,480
Novelis Corp., 5.875%, 9/30/2026 (n)	1,000,000	1,047,500
		$3,324,980
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$2,324,724
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,451,381
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,000,000	1,035,740
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,498,000	1,512,405
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,459,229
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,258,000	1,328,923
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	688,000	800,583
		$10,912,985
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 5/01/2031	$12,482	$14,244
Fannie Mae, 3%, 2/25/2033 (i)	336,815	37,504
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	48,315	56,472
Fannie Mae, 6%, 11/01/2034	127,065	152,892
Fannie Mae, 2.5%, 3/01/2050	96,045	101,252
Freddie Mac, 0.88%, 4/25/2024 (i)	85,823	1,932
Ginnie Mae, 3%, 9/20/2047	199,980	212,382
		$576,678

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 2.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036		$1,205,000	$1,189,648
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040		1,730,000	1,854,439
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		1,155,000	1,515,614
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023		2,500,000	2,464,675
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)		30,000	25,575
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)		455,000	373,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040		1,326,000	1,355,676
			$8,778,727
Other Banks & Diversified Financials – 0.7%
BBVA USA, 2.875%, 6/29/2022		$1,931,000	$1,993,812
Kazkommertsbank JSC, 5.5%, 12/21/2022		229,109	229,309
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		760,000	782,800
			$3,005,921
Pharmaceuticals – 0.3%
AbbVie, Inc., 3.8%, 3/15/2025		$1,206,000	$1,341,230
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)		$1,000,000	$1,051,250
Real Estate - Apartment – 0.5%
Mid-America Apartments LP, 2.75%, 3/15/2030		$2,266,000	$2,422,570
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$1,050,000	$1,023,137
Real Estate - Retail – 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$2,086,000	$2,219,757
Retailers – 1.0%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)		$2,180,000	$2,337,475
Home Depot, Inc., 2.5%, 4/15/2027		2,000,000	2,171,112
			$4,508,587
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$1,500,000	$1,575,000
Supranational – 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022		$1,290,000	$1,355,480
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	914,000	1,137,469
			$2,492,949
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT, 3.55%, 7/15/2027		$2,165,000	$2,423,195
American Tower Corp., REIT, 3.6%, 1/15/2028		875,000	981,314
American Tower Corp., REIT, 3.1%, 6/15/2050		912,000	899,630
Crown Castle International Corp., 4.15%, 7/01/2050		1,638,000	1,896,104
Crown Castle International Corp., 3.25%, 1/15/2051		724,000	735,068
SBA Communications Corp., 3.875%, 2/15/2027		2,000,000	2,088,540
T-Mobile USA, Inc., 2.875%, 2/15/2031		308,000	310,852
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)		1,899,000	2,223,786
			$11,558,489
Tobacco – 0.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026		$1,869,000	$2,037,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.5%
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029 (n)	$1,007,000	$1,102,831
Delhi International Airport Private Ltd., 6.125%, 10/31/2026	1,046,000	1,062,443
		$2,165,274
U.S. Treasury Obligations – 18.9%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,050,000	$1,555,846
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	8,744,216
U.S. Treasury Bonds, 2.375%, 11/15/2049	7,076,900	7,944,097
U.S. Treasury Notes, 1.375%, 1/31/2022	22,000,000	22,279,297
U.S. Treasury Notes, 1.625%, 12/15/2022	37,000,000	38,037,734
U.S. Treasury Notes, 0.25%, 9/30/2025	5,750,000	5,710,020
		$84,271,210
Utilities - Electric Power – 3.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$825,748
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,290,876
Clearway Energy Operating LLC, 5.75%, 10/15/2025	1,800,000	1,892,250
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,788,251
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	845,457
FirstEnergy Corp., 4.85%, 7/15/2047	2,460,000	2,976,600
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,800,000	1,998,000
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	2,148,576
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	996,000	1,055,031
		$15,820,789
Total Bonds		$429,940,291
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$78,398
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$16,109
Total Common Stocks		$94,507
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.09% (v)	14,117,652	$14,117,652

Other Assets, Less Liabilities – 0.5%		2,107,847
Net Assets – 100.0%		$446,260,297
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,117,652 and $430,034,798, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,382,587, representing 36.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:

Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
TRY	8,144,000	USD	1,056,702	HSBC Bank	4/16/2021	$23,169
USD	955,932	EUR	781,540	Citibank N.A.	4/16/2021	5,913
						$29,082
Liability Derivatives
MYR	4,289,000	USD	1,071,580	Barclays Bank PLC	3/08/2021	$(11,899)
USD	265,797	EUR	218,936	Goldman Sachs International	4/16/2021	(336)
USD	848,906	EUR	701,316	Merrill Lynch International	4/16/2021	(3,595)
USD	1,050,985	IDR	14,973,386,106	Barclays Bank PLC	4/26/2021	(8,202)
USD	979,373	ZAR	15,134,473	UBS AG	4/16/2021	(10,857)
						$(34,889)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	87	$19,224,961	March – 2021	$16,002
U.S. Treasury Ultra Note 10 yr	Short	USD	202	31,073,281	March – 2021	535,825
						$551,827
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	78	$15,968,062	March – 2021	$(600,873)
At January 31, 2021, the fund had cash collateral of $30,000 and other liquid securities with an aggregate value of $401,414 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$78,398	$—	$78,398
Canada	16,109	—	—	16,109
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	84,271,210	—	84,271,210
Non - U.S. Sovereign Debt	—	18,670,140	—	18,670,140
Municipal Bonds	—	8,778,727	—	8,778,727
U.S. Corporate Bonds	—	163,861,183	—	163,861,183
Residential Mortgage-Backed Securities	—	2,794,335	—	2,794,335
Commercial Mortgage-Backed Securities	—	42,954,645	—	42,954,645
Asset-Backed Securities (including CDOs)	—	50,926,471	—	50,926,471
Foreign Bonds	—	57,683,580	—	57,683,580
Mutual Funds	14,117,652	—	—	14,117,652
Total	$14,133,761	$430,018,689	$—	$444,152,450
Other Financial Instruments
Futures Contracts – Assets	$551,827	$—	$—	$551,827
Futures Contracts – Liabilities	(600,873)	—	—	(600,873)
Forward Foreign Currency Exchange Contracts – Assets	—	29,082	—	29,082
Forward Foreign Currency Exchange Contracts – Liabilities	—	(34,889)	—	(34,889)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,188,509	$92,723,666	$86,794,523	$—	$—	$14,117,652
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,344	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.